Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of lease cost

RMB
Operating lease cost	254,209,990
Variable lease cost	(3,718,849)
Short-term lease cost	113,048
Total rental expense	250,604,189

Schedule of amounts reported in balance sheet

Asset	RMB
Operating lease right-of-use assets	946,872,784

Liabilities
Current
Current operating lease liabilities	180,468,426
Non-current operating lease liabilities	820,248,803
Total operating lease liabilities	1,000,717,229

Schedule of lease other details disclosure

RMB
Cash paid for amounts included in the measurement of lease liabilities	206,073,929
Right-of-use assets obtained in exchange for new lease liabilities	241,609,016
Weighted-average remaining lease term (years)	5.61
Weighted-average discount rate	5.96%

Scheduled future minimum lease payments for each of the five years and thereafter for non-cancelable operating leases for existing stores with initial or remaining lease terms in excess of one year

Operating lease
commitments

Year ending December 31, 2023	261,058,233
2024	265,552,769
2025	247,539,671
2026	204,062,024
2027	143,088,301
Thereafter	155,132,379

Total undiscounted lease payments	1,276,433,377

Less: imputed interest	(275,716,148)

Total lease liabilities	1,000,717,229